Bernzott U.S. Small Cap Value Fund

(Ticker Symbol: BSCVX)

A series of Investment Managers Series Trust

Supplement dated August 29, 2023, to the Prospectus,

Summary Prospectus and Statement of Additional Information (“SAI”), each dated October 1, 2022.

Effective immediately, Sean Greeley, CFA, no longer serves as portfolio manager to the Bernzott U.S. Small Cap Value Fund (the “Fund”). Kevin Bernzott continues to serve as a portfolio manager to the Fund. In addition, Bob Fitzpatrick, CFA and Jeff Karansky have been added as portfolio managers to the Fund. Accordingly, effective immediately, the Prospectus, Summary Prospectus and SAI are updated as follows:

The “Portfolio Managers – Summary Section” of the Summary Prospectus and Prospectus is replaced with the following:

The portfolio management team is comprised of Kevin Bernzott, Chairman and Chief Executive Officer, Bob Fitzpatrick, CFA, Portfolio Manager and Analyst, and Jeff Karansky, Portfolio Manager and Analyst. Mr. Bernzott has served as a portfolio manager of the Fund since its inception in June 2012. Mr. Fitzpatrick and Mr. Karansky have served as portfolio managers of the Fund since August 2023. The members of the portfolio management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The first paragraph under the heading entitled “Portfolio Managers – Management of the Fund” section of the Prospectus is deleted in its entirety and replaced with the following:

Kevin Bernzott, Bob Fitzpatrick, CFA, and Jeff Karansky comprise the portfolio management team for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each portfolio manager has equal authority over all aspects of the Fund’s investment portfolio, including purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows. The portfolio managers work as a team, have equal votes, and make all buy and sell decisions on a unanimous basis.

The following is added under the heading entitled “Portfolio Managers – Management of the Fund” section of the Prospectus:

Bob Fitzpatrick, CFA, has 18 years of investment experience. Mr. Fitzpatrick joined Bernzott Capital Advisors in December 2022. Prior to joining the Advisor, Mr. Fitzpatrick was a Portfolio Manager and Managing Director at Cadence Capital Management. Mr. Fitzpatrick earned a BA in Psychology and Government from Dartmouth College, and an MBA from The Wharton School.

Jeff Karansky has 17 years of investment experience. Mr. Karansky joined Bernzott Capital Advisors in March 2021. Prior to joining the Advisor, Mr. Karansky was a Research Analyst at AndCo Consulting. Mr. Karansky earned a BA in Sociology and MBA in Economics & Business Management from Rollins College.

The paragraph under the heading entitled “Portfolio Managers” of the SAI is deleted in its entirety and replaced with the following:

Kevin Bernzott Bob Fitzpatrick, CFA, and Jeff Karansky, comprise the portfolio management team responsible for the day-to-day management of the Fund.

The following is added under the section entitled “Other Accounts Managed by the Portfolio Managers” of the SAI:

As of June 30, 2023, information on other accounts managed by Bob Fitzpatrick and Jeff Karansky are as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)

Bob Fitzpatrick, CFA	0	$0	0	$0	402	$434
Jeff Karansky	0	$0	0	$0	402	$434

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)

Bob Fitzpatrick, CFA	0	$0	0	$0	0	$0
Jeff Karansky	0	$0	0	$0	0	$0

The following is added to the “Ownership of the Fund by Portfolio Managers” of the SAI:

The following chart sets forth the dollar range of equity securities owned by Bob Fitzpatrick and Jeff Karansky in the Fund as of June 30, 2023.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned In (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Bob Fitzpatrick, CFA	None
Jeff Karansky	None

All additional references to Sean Greeley in the Summary Prospectus, Prospectus and SAI are hereby deleted in their entirety.

Please file this Supplement with your records.